Segment Information - Schedule of Revenue by Geographical Location (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Segment Reporting Information [Line Items]
Gross premium written	$ 497,595	$ 332,714	$ 1,612,210	$ 1,021,016
Net written premium	431,570	158,123	1,417,611	477,643
Net earned premium	438,406	166,125	1,187,724	472,832
North America
Segment Reporting Information [Line Items]
Gross premium written	491,040	332,714	1,525,680	1,021,016
Net written premium	208,118	78,117	779,437	259,367
Net earned premium	203,145	86,120	577,198	254,557
Bermuda
Segment Reporting Information [Line Items]
Net written premium	210,372	72,005	511,643	192,948
Net earned premium	210,371	71,130	511,642	193,823
Europe
Segment Reporting Information [Line Items]
Gross premium written	6,555	0	86,530	0
Net written premium	13,080	8,001	126,531	25,328
Net earned premium	24,890	8,875	98,884	24,452
NGHC, excluding Reciprocal Exchanges | North America
Segment Reporting Information [Line Items]
Gross premium written	481,047		1,515,687
Net written premium	200,913		772,232
Net earned premium	196,453		570,506
NGHC, excluding Reciprocal Exchanges | Bermuda
Segment Reporting Information [Line Items]
Net written premium	210,372		511,643
Net earned premium	210,371		511,642
NGHC, excluding Reciprocal Exchanges | Europe
Segment Reporting Information [Line Items]
Gross premium written	6,555		86,530
Net written premium	13,080		126,531
Net earned premium	24,890		98,884
Reciprocal Exchanges | North America
Segment Reporting Information [Line Items]
Gross premium written	9,993		9,993
Net written premium	7,205		7,205
Net earned premium	6,692		6,692
Reciprocal Exchanges | Bermuda
Segment Reporting Information [Line Items]
Net written premium	0		0
Net earned premium	0		0
Reciprocal Exchanges | Europe
Segment Reporting Information [Line Items]
Gross premium written	0		0
Net written premium	0		0
Net earned premium	$ 0		$ 0